Segment disclosures (Tables)	12 Months Ended
Jun. 30, 2022
Segment disclosures
Summary of revenues for group of similar products and services

	2022	2021
	$	$

Products	65,742	50,082
Services	158,610	81,301
Total revenues	224,352	131,383

Summary of sales and non-current assets, in each of these geographic locations

The sales, in US dollars, in each of these geographic locations for the years ended June 30, 2022 and 2021 as follows:

	2022	2021
	$	$

USA	202,886	109,700
Canada	5,334	3,844
All other countries	16,132	17,839
Total revenues	224,352	131,383

The non-current assets, in US dollars, in each of the geographic locations as at June 30, 2022, June 30, 2021 and July 1, 2020 are below:

	June 30,	June 30,	July 1,
	2022	2021	2020
	$	$	$

Canada	7,000	6,715	5,515
USA	430,525	480,283	83,696
Total non-current assets	437,525	486,998	89,211